CONTRACT COSTS, NET (Tables)	6 Months Ended
Dec. 31, 2021
CONTRACT COSTS, NET
Summary of contract costs, net

Contract costs, net consisted of the following:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
Third Party	RMB	(Unaudited)	(Unaudited)
Contract costs	¥53,344,816	¥33,275,972	$5,230,905
Allowance for credit losses	(4,548,910)	(1,911,499)	(300,483)
Total contract costs, net	¥48,795,906	¥31,364,473	$4,930,422

Summary of movement of allowance for credit costs

Movement of allowance for credit losses of contract costs is as follows:

	June 30,	December 31,	December 31,
	2021	2021	2021
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥139,762	¥4,548,910	$715,078
Charge to (reversal of) credit losses	4,647,802	(2,676,267)	(420,703)
Charge to cost of sales	—	38,856	6,108
Less: write-off	(238,654)	—	—
Ending balance	¥4,548,910	¥1,911,499	$300,483